Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	BrasilAgro - Brazilian Agricultural Real Estate Co
Trading Symbol	LND
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	102,377,008
Amendment Flag	false
Entity Central Index Key	0001499849
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35723
Entity Address, Address Line One	Av. Brigadeiro Faria Lima
Entity Address, Address Line Two	1309, 5th floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01452-002
Entity Incorporation, State or Country Code	D5
Entity Address, Country	BR
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, no par value
Security Exchange Name	NYSE
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information Line Items
Entity Address, Address Line One	Av. Brigadeiro Faria Lima
Entity Address, Address Line Two	1309, 5th floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01452-002
Entity Address, Country	BR
Contact Personnel Name	Gustavo Javier Lopez
City Area Code	+55
Local Phone Number	11 3035 5350
Contact Personnel Email Address	ri@brasil-agro.com